ASPIRATION FUNDS
4551 Glencoe Avenue
Marina Del Rey, CA  90292
800-683-8529

February 19, 2019

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549
RE:	Aspiration Funds
File Nos. 333-192991 and 811-22922
On behalf of the Aspiration Funds, and pursuant to Rule 497(c) of the General Rules and Regulations under the Securities Act of 1933, as amended, this filing is being made for the sole purpose of submitting an interactive data file as required by Rule 405 of Regulation S-T. The interactive data file included as an exhibit to this filing relates to the final form of the Prospectus and Statement of Additional Information which was filed with the Securities and Exchange Commission on January 30, 2019.
If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3802.

Yours truly,

/s/ Robert G. Schaaf
Robert G. Schaaf

cc:	Tanya Cody, Esq. Greenberg Traurig, LLP 2200 Ross Avenue Suite 5200 Dallas, TX 75201

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase